Share Based Compensation (Details) - Schedule of Share-Based Compensation Expense	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Share-Based Compensation Expense [Line Items]
Share-based compensation expense	$ 6,706,419
Cost of Sales [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Share-based compensation expense	20,106
General and Administrative Expense [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Share-based compensation expense	2,762,361
Transaction Incurred in Connection with the Business Combination [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Share-based compensation expense	708,400
Research and development [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Share-based compensation expense	579,263
Sales and Marketing [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Share-based compensation expense	$ 2,636,289